Summary of Material Accounting Policy Information - Detail Information of Subsidiaries (Detail)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Light Era Development Co., Ltd. ("LED") [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	Planning and development of real estate and intelligent buildings, and property management
Percentage of Ownership interests	100.00%	100.00%
Donghwa Telecom Co., Ltd. ("DHT") [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	International private leased circuit, IP VPN service, and IP transit services
Percentage of Ownership interests	100.00%	100.00%
Chunghwa Telecom Singapore Pte., Ltd. ("CHTS") [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	International private leased circuit, IP VPN service, and IP transit services
Percentage of Ownership interests	100.00%	100.00%
Chunghwa System Integration Co., Ltd. ("CHSI") [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	Providing system integration services and telecommunications equipment
Percentage of Ownership interests	100.00%	100.00%
Chunghwa Investment Co., Ltd. ("CHI") [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	Investment
Percentage of Ownership interests	89.00%	89.00%
CHYP Multimedia Marketing & Communications Co., Ltd. ("CHYP") [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	Digital information supply services and advertisement services
Percentage of Ownership interests	100.00%	100.00%
Prime Asia Investments Group Ltd. (Prime Asia) [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	Investment
Percentage of Ownership interests	100.00%	100.00%
Spring House Entertainment Tech. Inc. ("SHE") [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	Software design services, internet contents production and play, and motion picture production and distribution
Percentage of Ownership interests	56.00%	56.00%
Chunghwa Telecom Global, Inc. ("CHTG") [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	International private leased circuit, internet services, and transit services
Percentage of Ownership interests	100.00%	100.00%
Chunghwa Telecom Vietnam Co., Ltd. ("CHTV") [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	Intelligent energy saving solutions, international circuit, and information and communication technology (“ICT”) services
Percentage of Ownership interests	100.00%	100.00%
Smartfun Digital Co., Ltd. ("SFD") [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	Providing diversified family education digital services
Percentage of Ownership interests	65.00%	65.00%
Chunghwa Telecom Japan Co., Ltd. ("CHTJ") [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	International private leased circuit, IP VPN service, and IP transit services
Percentage of Ownership interests	100.00%	100.00%
Chunghwa Sochamp Technology Inc. ("CHST") [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	Design, development and production of Automatic License Plate Recognition software and hardware
Percentage of Ownership interests	0.00%	37.00%
Honghwa International Co., Ltd. ("HHI") [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	Telecommunications engineering, sales agent of mobile phone plan application and other business services, etc.
Percentage of Ownership interests	100.00%	100.00%
Chunghwa Leading Photonics Tech Co., Ltd. ("CLPT") [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	Production and sale of electronic components and finished products
Percentage of Ownership interests	62.03%	69.87%
Chunghwa Telecom (Thailand) Co., Ltd. ("CHTT") [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	International private leased circuit, IP VPN service, ICT and cloud VAS services
Percentage of Ownership interests	100.00%	100.00%
CHT Security Co., Ltd. ("CHTSC") [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	Computing equipment installation, wholesale of computing and business machinery equipment and software, management consulting services, data processing services, digital information supply services and internet identity services
Percentage of Ownership interests	56.69%	63.45%
International Integrated Systems, Inc. ("IISI") [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	IT solution provider, IT application consultation, system integration and package solution
Percentage of Ownership interests	45.00%	50.00%
Chunghwa Digital Cultural and Creative Capital Co., Ltd (CDCC Capital) [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	Investment and management consulting
Percentage of Ownership interests	100.00%	100.00%
Chunghwa Telecom Europe GmbH (CHTEU) [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	International private leased circuit, internet services, transit services and ICT services
Percentage of Ownership interests	100.00%	100.00%
CHT InventAI Co., Ltd.("CHAI")
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	AI software, system development application services,
Percentage of Ownership interests	100.00%	0.00%
Chunghwa Telecom Malaysia SDN. BHD. ("CHTM") [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership interests	100.00%
Chunghwa Telecom Co., Ltd. ("Chunghwa") [Member] | Senao International Co., Ltd. ("SENAO")
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	Handset and peripherals retailer, sales of CHT mobile phone plans as an agent
Percentage of Ownership interests	28.00%	28.00%
Chunghwa Telecom Co., Ltd. ("Chunghwa") [Member] | CHIEF Telecom Inc.("CHIEF")
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	Network integration, internet data center (“IDC”), communications integration and cloud application services
Percentage of Ownership interests	56.00%	56.00%
Senao International Co., Ltd. ("SENAO") [Member] | Senyoung Insurance Agent Co., Ltd. ("SENYOUNG") [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	Property and liability insurance agency
Percentage of Ownership interests	100.00%	100.00%
Senao International Co., Ltd. ("SENAO") [Member] | Youth Co., Ltd. ("Youth") [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	Sale of information and communication technologies products
Percentage of Ownership interests	96.00%	96.00%
Senao International Co., Ltd. ("SENAO") [Member] | Aval Technologies Co., Ltd. (Aval) [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	Sale of information and communication technologies products
Percentage of Ownership interests	100.00%	100.00%
Chunghwa Precision Test Tech. Co., Ltd. ("CHPT") [Member] | CHPT Japan Co., Ltd. ("CHPT (JP)") [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	Related services of electronic parts, machinery processed products and printed circuit board
Percentage of Ownership interests	100.00%	100.00%
Chunghwa Precision Test Tech. Co., Ltd. ("CHPT") [Member] | Chunghwa Precision Test Tech. International Ltd. ("CHPT (International)") [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	Wholesale and retail of electronic materials, and investment
Percentage of Ownership interests	100.00%	100.00%
Chunghwa Precision Test Tech. Co., Ltd. ("CHPT") [Member] | TestPro Investment Co., Ltd. ("TestPro") [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	Investment
Percentage of Ownership interests	100.00%	100.00%
Chunghwa Precision Test Tech. Co., Ltd. ("CHPT") [Member] | Chunghwa Precision Test Tech. USA Corporation ("CHPT (US)") [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	Design and after-sale services of semiconductor testing components and printed circuit board
Percentage of Ownership interests	100.00%	100.00%
Youth Co., Ltd. ("Youth") [Member] | ISPOT Co., Ltd. ("ISPOT") [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	Sale of information and communication technologies products
Percentage of Ownership interests	100.00%	100.00%
Aval Technologies Co., Ltd. ("Aval") [Member] | Wiin Technology Co., Ltd. ("Wiin") [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	Sale of information and communication technologies products
Percentage of Ownership interests	100.00%	100.00%
CHIEF Telecom Inc. ("CHIEF") [Member] | Unigate Telecom Inc. ("Unigate") [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	Telecommunications and internet service
Percentage of Ownership interests	100.00%	100.00%
CHIEF Telecom Inc. ("CHIEF") [Member] | Chief International Corp. ("CIC") [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	Telecommunications and internet service
Percentage of Ownership interests	100.00%	100.00%
CHIEF Telecom Inc. ("CHIEF") [Member] | Shanghai Chief Telecom Co., Ltd. ("SCT") [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	Telecommunications and internet service
Percentage of Ownership interests	49.00%	49.00%
Chunghwa Investment Co., Ltd. ("CHI") [Member] | Chunghwa Precision Test Tech. Co., Ltd. ("CHPT") [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	Production and sale of semiconductor testing components and printed circuit board
Percentage of Ownership interests	34.00%	34.00%
TestPro Investment Co., Ltd. ("TestPro") [Member] | NavCore Tech. Co., Ltd. ("NavCore") [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	Sale and manufacturing of smart equipment, smart factory software and hardware integration and technical consulting service
Percentage of Ownership interests	54.00%	54.00%
Prime Asia Investments Group Ltd. (B.V.I.) ("Prime Asia") [Member] | Chunghwa Hsingta Co., Ltd. ("CHC") [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	Investment
Percentage of Ownership interests	100.00%	100.00%
Chunghwa Precision Test Tech. International Ltd. ("CHPT (International)") [Member] | Su Zhou Precision Test Tech. Ltd. ("SZPT") [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	Assembly processed of circuit board, design of printed circuit board and related consultation service
Percentage of Ownership interests	100.00%	100.00%
Chunghwa Precision Test Tech. International Ltd. ("CHPT (International)") [Member] | Shanghai Taihua Electronic Technology Limited ("STET") [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	Design of printed circuit board and related consultation service
Percentage of Ownership interests	100.00%	100.00%
International Integrated Systems, Inc. ("IISI") [Member] | Unitronics Technology Corp. ("UTC") [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	Development and maintenance of information system
Percentage of Ownership interests	100.00%	100.00%
Chunghwa Telecom Singapore Pte., Ltd. [Member] | Chunghwa Telecom Malaysia SDN. BHD. ("CHTM") [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	International private leased circuit, IP VPN service, and ICT services
Percentage of Ownership interests	100.00%	0.00%